Average Annual Total Returns - FidelityTotalInternationalIndexFund-PRO - FidelityTotalInternationalIndexFund-PRO - Fidelity Total International Index Fund	Dec. 30, 2022
Fidelity Total International Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.47%
Past 5 years	9.85%
Since Inception	8.89%
Fidelity Total International Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.86%
Past 5 years	9.35%
Since Inception	8.42%
Fidelity Total International Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.51%
Past 5 years	7.80%
Since Inception	7.04%
IX425
Average Annual Return:
Past 1 year	8.68%
Past 5 years	10.01%
Since Inception	9.20%	[1]

[1]	A From June 7, 2016